Note 4 - Property and Equipment, Net (Details Textual) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 01, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation, Total		$ 100,000	$ 22,000	$ 279,000	$ 83,000	$ 115,000	$ 148,000	$ 123,000
Property, Plant and Equipment, Net, Ending Balance		$ 0		0		$ 263,000	$ 259,000
Laboratory Equipment [Member] | Research and Development Expense [Member]
Impairment of Long-Lived Assets Held-for-use	$ 0			$ 200,000